Schedule of inventory (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Inventory gross	R$ 11,600,028	R$ 5,164,890
Current	10,943,835	4,817,586
Non-current	656,193	347,304
Inventoy, net	11,600,028	5,164,890
Finished Goods [Member]
IfrsStatementLineItems [Line Items]
Inventory gross	4,457,842	1,627,676
Work In Progress [Member]
IfrsStatementLineItems [Line Items]
Inventory gross	2,710,149	1,358,905
Raw Materials [Member]
IfrsStatementLineItems [Line Items]
Inventory gross	3,638,952	1,289,653
Storeoom Supplies [Member]
IfrsStatementLineItems [Line Items]
Inventory gross	770,296	928,158
Advances To Suppliers [Member]
IfrsStatementLineItems [Line Items]
Inventory gross	121,519	69,536
Provision For Losses [Member]
IfrsStatementLineItems [Line Items]
Inventory gross	R$ (98,730)	R$ (109,038)